NOTE 16. PROFIT APPROPRIATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16. Profit Appropriation Details Narrative
Appropriations for the general reserve funds and statutory surplus fund	$ 792	$ 3,275	$ 5,950